CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 33,207	$ 42,872
Time deposits		34
Marketable securities ($14,296 and nil carried at fair value as of December 31, 2010 and 2011, respectively)	186,890	164,336
Trading securities	530	535
Accounts receivable, net of allowance for doubtful accounts of $621 and $621 as of December 31,2010 and 2011, respectively	2,794	1,844
Amount due from a related party	9	559
Amount due from an equity method investee	64	104
Inventories	7,477	4,832
Prepaid expenses and other current assets	1,675	3,242
Deferred tax assets	430	399
Total current assets	233,076	218,757
Investments in equity method investees	14,246	6,401
Other investments	17,334	2,764
Marketable securities		24,831
Rental deposits	49	40
Property, plant and equipment, net	32,939	24,604
Land use right	1,593	1,554
Acquired intangible assets, net	9,859	4,318
Deposit paid for acquisition of intangible assets		2,408
Deferred tax assets	27	88
Goodwill		468
TOTAL ASSETS	309,123	286,233
Current liabilities:
Accounts payable	4,374	2,850
Accrued expenses and other current liabilities	8,605	7,247
Short-term bank loans	12,000
Other liabilities	1,954	2,502
Income tax payable	238	140
Deferred tax liabilities	295	446
Total current liabilities	27,466	13,185
Other liabilities	458	83
Payable for acquisition of intangible assets	153
Deferred tax liabilities	2,840	2,286
Total liabilities	30,917	15,554
Commitments and contingencies (note 21)
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 413,985,636 (2010: 427,705,308) shares issued and outstanding	1	1
Additional paid-in capital	20,600	24,252
Accumulated other comprehensive income	32,589	24,420
Retained earnings	225,037	222,032
Total Actions Semiconductor Co. Ltd. shareholders' equity	278,227	270,705
Non-controlling interest	(21)	(26)
Total equity	278,206	270,679
TOTAL LIABILITIES AND EQUITY	$ 309,123	$ 286,233